Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of Operating Lease Commitments	Operating lease commitments
	As at December 31,
in USD ‘000	2018	2017
Within 1 year	705	535
Later than 1 year and no later than 5 years	2,369	2,145
Later than 5 years	—	144
Total	3,074	2,824